                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-04604
                -------------------------------------------------

                           CREDIT SUISSE CAPITAL FUNDS
               ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
                           Credit Suisse Capital Funds
                              466 Lexington Avenue
                          New York, New York 10017-3140


Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: October 31, 2004

Date of reporting period: November 1, 2003 to April 30, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

APRIL 30, 2004
(UNAUDITED)

- CREDIT SUISSE
  LARGE CAP VALUE FUND

- CREDIT SUISSE
  SMALL CAP VALUE FUND

THE FUNDS' INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES (WHICH SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING), AND MORE COMPLETE INFORMATION ABOUT THE FUNDS, ARE PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD BE AWARE THAT THEY MAY BE ELIGIBLE TO PURCHASE COMMON CLASS AND/OR ADVISOR CLASS SHARES (WHERE OFFERED) DIRECTLY OR THROUGH CERTAIN INTERMEDIARIES. SUCH SHARES ARE NOT SUBJECT TO A SALES CHARGE BUT MAY BE SUBJECT TO AN ONGOING SERVICE AND DISTRIBUTION FEE OF UP TO 0.50% OF AVERAGE DAILY NET ASSETS. INVESTORS IN THE CREDIT SUISSE FUNDS SHOULD ALSO BE AWARE THAT THEY MAY BE ELIGIBLE FOR A REDUCTION OR WAIVER OF THE SALES CHARGE WITH RESPECT TO CLASS A, B OR C SHARES. FOR MORE INFORMATION, PLEASE REVIEW THE RELEVANT PROSPECTUSES OR CONSULT YOUR FINANCIAL REPRESENTATIVE.

THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND FUNDS' HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF APRIL 30, 2004; THESE VIEWS AND FUNDS' HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

CREDIT SUISSE LARGE CAP VALUE FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2004 (unaudited)

                                                                    June 1, 2004

Dear Shareholder:

   For the six months ended April 30, 2004, the Common Class Shares and Advisor Class Shares of Credit Suisse Large Cap Value Fund(1) (the "Fund") had gains of 6.88% and 6.64%, respectively, versus an increase of 8.15% for the Russell 1000(R) Value Index.(2) The Fund's Class A Shares (without sales charge), Class B Shares (without contingent deferred sales charge) and Class C Shares (without contingent deferred sales charge) had returns of 6.72%(3), 6.35%(3), and 6.38%(3), respectively, for the same period.

   The period was a mostly positive one for the U.S. stock market, though stocks became increasingly volatile. In general, the market was aided by optimism that a reviving U.S. economy would lead to better corporate earnings results in due course. In fact, earnings reported late in the period exceeded expectations in many cases. However, the period ended on an uncertain note in the stock market. While the economic news remained generally good, inflation pressures appeared to be building. The Federal Reserve hinted that rate hikes could therefore come sooner rather than later, and stocks gave back some gains in April.

   The Fund underperformed its benchmark for the period, attributable in large part to its general avoidance of lower-quality stocks -- e.g., those representing companies with little or no earnings and leveraged balance sheets -- which had strong showings in the October-through-January span. The Fund outperformed its benchmark in the period's second half, as higher-quality stocks began to gain favor in the market. Stocks that hampered the Fund included its energy and technology holdings. On the positive side, the Fund's financial services, healthcare and consumer staples stocks aided its return.

   With regard to portfolio activity, we increased our exposure to the energy sector, based on valuations along with our contrarian view on oil and gas prices. While we expect energy prices to decline from current levels, we think that relatively high (and higher-than-consensus) forecast prices will likely prevail. We also believe that energy services companies could benefit from increased spending by exploration and production companies.

   Elsewhere of note, we ended the period overweighted in the healthcare and producer durables sectors, and underweighted in the utilities and consumer-discretionary areas. We continued to underweight the financial-services sector -- which accounts for more than 30% of the Fund's benchmark -- in order to avoid excessive interest-rate risk.

   Going forward, we will continue to focus on companies that put their cash to productive use. We look for companies that use excess cash accumulated in the ongoing economic upturn in ways that can add to shareholder value via share buybacks, higher dividend payouts or investments in organic growth.

The Credit Suisse Value Term


Stephen J. Kaszynski
Robert E. Rescoe

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                  AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004(1)

                                                                             SINCE         INCEPTION
                                   1 YEAR       5 YEARS     10 YEARS       INCEPTION         DATE
                                   -------      -------     --------       ---------      ----------
Common Class                         30.18%          --           --            2.88%        8/01/00
Advisor Class                           --           --           --           13.54%(4)     6/06/03
Class A Without
  Sales Charge                       30.43%        3.06%       11.30%          11.65%        7/09/92
Class A With Maximum
  Sales Charge                       22.92%        1.85%       10.65%          11.09%        7/09/92
Class B Without CDSC                 29.44%        2.31%          --            9.04%        2/28/96
Class B With CDSC                    25.44%        2.31%          --            9.04%        2/28/96
Class C Without CDSC                 29.44%          --           --            3.44%        2/28/00
Class C With CDSC                    28.44%          --           --            3.44%        2/28/00

                  AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004(1)

                                                                             SINCE         INCEPTION
                                   1 YEAR       5 YEARS     10 YEARS       INCEPTION         DATE
                                   -------      -------     --------       ---------      ----------
Common Class                         20.34%          --           --            2.42%        8/01/00
Advisor Class                           --           --           --           11.86%(4)     6/06/03
Class A Without
  Sales Charge                       20.60%        1.62%       10.82%          11.43%        7/09/92
Class A With Maximum
  Sales Charge                       13.67%        0.42%       10.17%          10.87%        7/09/92
Class B Without CDSC                 19.60%        0.88%          --            8.74%        2/28/96
Class B With CDSC                    15.60%        0.88%          --            8.74%        2/28/96
Class C Without CDSC                 19.69%          --           --            2.99%        2/28/00
Class C With CDSC                    18.69%          --           --            2.99%        2/28/00

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO MARKET VOLATILITY, THE PERFORMANCE OF THE FUNDS MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell 1000(R) Value Index measures the performance of those companies in the Russell 1000(R) Index with lower price-to-book ratios and lower forecasted growth values. It is an unmanaged index of common stocks that includes reinvestment of dividends and is compiled by Frank Russell Company. Investors cannot invest directly in an index.
(3) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 0.59%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 2.35%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 5.38%.
(4)  Returns for periods less than one year are not annualized.

CREDIT SUISSE SMALL CAP VALUE FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
April 30, 2004 (unaudited)

                                                                    June 1, 2004

Dear Shareholder:

   For the six months ended April 30, 2004, the Common Class Shares of Credit Suisse Small Cap Value Fund(1) (the "Fund") had a gain of 11.62%, versus increases of 6.55% and 9.10%, respectively, for the Russell 2000(R) Index(2) and the Russell 2000(R) Value Index.(2) The Fund's Class A Shares (without sales charge), Class B Shares (without contingent deferred sales charge) and Class C Shares (without contingent deferred sales charge) had gains of 11.57%(3), 11.16%(3) and 11.20%(3), respectively, for the same period.

   The period was a mostly positive one for the U.S. stock market, though stocks became increasingly volatile. In general, the market was aided by optimism that a reviving U.S. economy would lead to better corporate earnings results in due course. In fact, earnings reported late in the period exceeded expectations in many cases. However, the period ended on an uncertain note in the stock market. While the economic news remained generally good, inflation pressures appeared to be building. The Federal Reserve hinted that rate hikes could therefore come sooner rather than later, and stocks gave back some gains in April.

   The Fund outperformed its benchmarks for the period, aided by good stock selection in the materials, consumer discretionary, transportation and utilities sectors. The Fund's performance was helped when lower-quality stocks -- e.g., those representing companies with little or no earnings and leveraged balance sheets -- fell from favor in the market late in the period, after strong performance in 2003 (we generally avoided such stocks in the period).

   With regard to sector allocation, a byproduct of our stock selection process, we maintained an overweighting in the energy area, based on company-specific factors. We believe our energy holdings should be supported by firm oil and gas prices and, in the energy services industry, increased spending by exploration and production companies.

   Elsewhere of note, we ended the period overweighted in the healthcare and producer durables sectors, and underweighted in the technology and consumer-discretionary areas. We continued to underweight the financial-services sector -- which accounts for more than 30% of the Fund's benchmarks -- in order to avoid excessive interest-rate risk. That said, we made some purchases here late in the period, increasing our exposure to specialty insurance companies that we deemed to have good business prospects and relatively low interest-rate vulnerability.

   Going forward, as we continue our efforts to identify hidden values among small companies, one theme we are employing is companies' putting cash to productive use. We look for companies that use excess cash (accumulated in the ongoing economic upturn) in ways that we feel can add to shareholder value via share buybacks, higher dividend payouts or investments in organic growth.

The Credit Suisse Value Team

Stephen J.Kaszynski
Robert E. Rescoe


   INVESTMENTS IN SMALL COMPANIES MAY BE MORE VOLATILE AND LESS LIQUID THAN INVESTMENTS IN LARGER COMPANIES.

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                 AVERAGE ANNUAL RETURNS AS OF MARCH 31, 2004(1)

                                                                    SINCE      INCEPTION
                                 1 YEAR    5 YEARS    10 YEARS    INCEPTION       DATE
                                 ------    -------    --------    ---------    ----------
Common Class                     38.75%        --         --        12.69%       8/01/00
Class A Without
   Sales Charge                  38.73%     14.37%     10.98%       13.75%       7/09/92
Class A With Maximum
   Sales Charge                  30.73%     13.02%     10.33%       13.18%       7/09/92
Class B Without CDSC             37.75%     13.52%        --        10.28%       2/28/96
Class B With CDSC                33.75%     13.52%        --        10.28%       2/28/96
Class C Without CDSC             37.74%        --         --        14.34%       2/28/00
Class C With CDSC                36.74%        --         --        14.34%       2/28/00

                 AVERAGE ANNUAL RETURNS AS OF APRIL 30, 2004(1)

                                                                    SINCE      INCEPTION
                                 1 YEAR     5 YEARS   10 YEARS    INCEPTION       DATE
                                 -------   --------   --------    ----------   ----------
Common Class                     28.43%        --         --        12.08%       8/01/00
Class A Without
  Sales Charge                   28.44%     12.18%     10.80%       13.54%       7/09/92
Class A With Maximum
  Sales Charge                   21.03%     10.85%     10.15%       12.98%       7/09/92
Class B Without CDSC             27.46%     11.34%        --        10.01%       2/28/96
Class B With CDSC                23.46%     11.34%        --        10.01%       2/28/96
Class C Without CDSC             27.48%        --         --        13.72%       2/28/00
Class C With CDSC                26.48%        --         --        13.72%       2/28/00

RETURNS REPRESENT PAST PERFORMANCE AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. DUE TO MARKET VOLATILITY, THE PERFORMANCE OF THE FUNDS MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST. THE PERFORMANCE RESULTS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE AT www.csam.com/us.

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represent approximately 8% of the total market capitalization of the Russell 3000(R) Index. It is an unmanaged index of common stocks which includes reinvestment of dividends and is compiled by Frank Russell Company. The Russell 3000(R) Index is composed of 3,000 of the largest U.S. companies by market capitalization. The returns for the Russell 2000(R) Index do not include any sales charges, fees or other expenses. The Russell 2000(R) Value Index measures the performance of those Russell 2000(R) companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in an index.
(3) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 5.75%), was 5.14%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was 7.16%. Total return for Class C Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 10.20%.

CREDIT SUISSE LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)

                                                       NUMBER OF
                                                         SHARES           VALUE
                                                     -------------    -------------
COMMON STOCKS (99.5%)
AEROSPACE & DEFENSE (5.4%)
    Boeing Co.                                              96,100    $   4,102,509
    Lockheed Martin Corp.                                  159,200        7,593,840
    United Technologies Corp.                               84,500        7,288,970
                                                                      -------------
                                                                         18,985,319
                                                                      -------------
AUTO COMPONENTS (3.3%)
    Johnson Controls, Inc.                                  92,000        5,047,120
    Lear Corp.                                             108,100        6,553,022
                                                                      -------------
                                                                         11,600,142
                                                                      -------------
BANKS (14.1%)
    Bank of America Corp.                                  220,837       17,775,170
    Charter One Financial, Inc.                            118,630        3,958,683
    Fifth Third Bancorp                                     68,000        3,648,880
    Wachovia Corp.                                         195,300        8,934,975
    Washington Mutual, Inc.                                132,600        5,223,114
    Wells Fargo & Co.                                      178,200       10,061,172
                                                                      -------------
                                                                         49,601,994
                                                                      -------------
BUILDING PRODUCTS (1.2%)
    American Standard Companies, Inc.*                      40,500        4,260,195
                                                                      -------------
CHEMICALS (3.4%)
    Du Pont (E. I.) de Nemours & Co.                       182,000        7,816,900
    PPG Industries, Inc.                                    69,500        4,122,045
                                                                      -------------
                                                                         11,938,945
                                                                      -------------
COMMERCIAL SERVICES & SUPPLIES (1.0%)
    Cendant Corp.                                          148,000        3,504,640
                                                                      -------------
COMPUTERS & PERIPHERALS (3.2%)
    Hewlett-Packard Co.                                    329,920        6,499,424
    Seagate Technology*!                                   390,600        4,886,406
                                                                      -------------
                                                                         11,385,830
                                                                      -------------
DIVERSIFIED FINANCIALS (4.6%)
    Lehman Brothers Holdings, Inc.                          74,100        5,438,940
    Morgan Stanley                                          73,100        3,756,609
    State Street Corp.                                     142,000        6,929,600
                                                                      -------------
                                                                         16,125,149
                                                                      -------------
DIVERSIFIED TELECOMMUNICATION SERVICES (3.3%)
    ALLTEL Corp.!                                           46,000        2,315,640
    BellSouth Corp.!                                       158,700        4,096,047
    Verizon Communications, Inc.                           140,700        5,310,018
                                                                      -------------
                                                                         11,721,705
                                                                      -------------
ELECTRIC UTILITIES (2.8%)
    Calpine Corp.*!                                      1,367,700        5,935,818
    Progress Energy, Inc.                                   88,700        3,793,699
                                                                      -------------
                                                                          9,729,517
                                                                      -------------

                 See Accompanying Notes to Financial Statements.

                                                       NUMBER OF
                                                         SHARES           VALUE
                                                     -------------    -------------
COMMON STOCKS
ELECTRICAL EQUIPMENT (1.0%)
    Emerson Electric Co.                                    59,600    $   3,589,112
                                                                      -------------
ENERGY EQUIPMENT & SERVICES (2.1%)
    BJ Services Co.*                                        85,700        3,813,650
    Weatherford International, Ltd.*!                       82,600        3,591,448
                                                                      -------------
                                                                          7,405,098
                                                                      -------------
FOOD PRODUCTS (3.2%)
    Dean Foods Co.                                         120,700        4,053,106
    General Mills, Inc.                                    148,300        7,229,625
                                                                      -------------
                                                                         11,282,731
                                                                      -------------
HEALTHCARE PROVIDERS & SERVICES (2.4%)
    Aetna, Inc.                                             50,400        4,170,600
    Cardinal Health, Inc.                                   56,500        4,138,625
                                                                      -------------
                                                                          8,309,225
                                                                      -------------
HOUSEHOLD DURABLES (1.1%)
    Newell Rubbermaid, Inc.                                162,500        3,841,500
                                                                      -------------
INDUSTRIAL CONGLOMERATES (4.1%)
    Textron, Inc.                                           91,600        5,054,488
    Tyco International, Ltd.                               345,800        9,492,210
                                                                      -------------
                                                                         14,546,698
                                                                      -------------
INSURANCE (8.1%)
    Allstate Corp.                                         111,900        5,136,210
    Hartford Financial Services Group, Inc.                145,800        8,905,464
    Prudential Financial, Inc.                             164,900        7,245,706
    St. Paul Companies, Inc.                               178,100        7,243,327
                                                                      -------------
                                                                         28,530,707
                                                                      -------------
IT CONSULTING & SERVICES (1.3%)
    Unisys Corp.*!                                         350,200        4,563,106
                                                                      -------------
MACHINERY (3.3%)
    Eaton Corp.                                             92,000        5,462,960
    ITT Industries, Inc.                                    77,900        6,176,691
                                                                      -------------
                                                                         11,639,651
                                                                      -------------
MEDIA (4.5%)
    Comcast Corp. Special Class A*                         122,900        3,562,871
    Gannett Company, Inc.                                   46,400        4,021,952
    Tribune Co.                                             52,400        2,508,912
    Viacom, Inc. Class B                                   144,300        5,577,195
                                                                      -------------
                                                                         15,670,930
                                                                      -------------

                 See Accompanying Notes to Financial Statements.

                                                       NUMBER OF
                                                         SHARES           VALUE
                                                     -------------    -------------
COMMON STOCKS
OIL & GAS (10.6%)
    Apache Corp.                                            99,200    $   4,153,504
    ConocoPhillips                                         168,050       11,981,965
    Exxon Mobil Corp.                                      227,900        9,697,145
    Murphy Oil Corp.                                        64,000        4,384,000
    Noble Energy, Inc.                                      73,100        3,369,910
    Royal Dutch Petroleum Co. NY Shares!                    78,000        3,795,480
                                                                      -------------
                                                                         37,382,004
                                                                      -------------
PAPER & FOREST PRODUCTS (2.0%)
    MeadWestvaco Corp.                                     269,100        7,036,965
                                                                      -------------
PHARMACEUTICALS (6.3%)
    Abbott Laboratories                                     90,300        3,975,006
    Johnson & Johnson                                      143,900        7,774,917
    Pfizer, Inc.                                           224,616        8,032,268
    Wyeth                                                   66,100        2,516,427
                                                                      -------------
                                                                         22,298,618
                                                                      -------------
ROAD & RAIL (2.9%)
    Burlington Northern Santa Fe Corp.                     314,500       10,284,150
                                                                      -------------
SPECIALTY RETAIL (1.1%)
    TJX Companies, Inc.                                    150,000        3,685,500
                                                                      -------------
TOBACCO (3.2%)
    Altria Group, Inc.                                     131,800        7,299,084
    R.J. Reynolds Tobacco Holdings, Inc.!                   63,500        4,112,895
                                                                      -------------
                                                                         11,411,979
                                                                      -------------

TOTAL COMMON STOCKS (Cost $289,717,156)                                 350,331,410
                                                                      -------------

SHORT-TERM INVESTMENTS (5.1%)
    State Street Navigator Prime Fund!!                 17,427,325       17,427,325
                                                                      -------------

                                                          PAR
                                                         (000)
                                                     -------------
    State Street Bank and Trust Co. Euro Time
    Deposit, 0.750%, 5/03/04                         $         291          291,000
                                                                      -------------
TOTAL SHORT-TERM INVESTMENTS (Cost $17,718,325)                          17,718,325
                                                                      -------------
TOTAL INVESTMENTS AT VALUE (104.6%) (Cost $307,435,481)                 368,049,735

LIABILITIES IN EXCESS OF OTHER ASSETS (-4.6%)                           (16,040,769)
                                                                      -------------
NET ASSETS (100.0%)                                                   $ 352,008,966
                                                                      =============

 *   Non-income producing security.
 !   Security or portion thereof is out on loan.
!! Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
April 30, 2004 (unaudited)

                                                       NUMBER OF
                                                         SHARES           VALUE
                                                     -------------    -------------
COMMON STOCKS (99.8%)
AEROSPACE & DEFENSE (0.8%)
    DRS Technologies, Inc.*!                                80,000    $   2,260,000
                                                                      -------------
AUTO COMPONENTS (3.1%)
    Modine Manufacturing Co.                               141,200        3,883,000
    Tower Automotive, Inc.*!                               224,700        1,150,464
    Visteon Corp.!                                         376,000        4,083,360
                                                                      -------------
                                                                          9,116,824
                                                                      -------------
BANKS (10.8%)
    Alabama National Bancorp                                77,100        3,933,642
    Century Bancorp, Inc. Class A!                          36,500        1,195,375
    First Financial Holdings, Inc.!                        141,100        4,025,583
    FirstFed Financial Corp.*                              134,000        5,416,280
    NewAlliance Bancshares, Inc.*                          302,200        4,125,030
    Prosperity Bancshares, Inc.!                           130,600        3,026,002
    Susquehanna Bancshares, Inc.                           158,900        3,718,260
    Webster Financial Corp.                                 87,200        3,793,200
    WSFS Financial Corp.                                    47,000        2,277,620
                                                                      -------------
                                                                         31,510,992
                                                                      -------------
BUILDING PRODUCTS (1.1%)
    Griffon Corp.*!                                        141,000        3,094,950
                                                                      -------------
CHEMICALS (2.6%)
    H.B. Fuller Co.                                        180,000        4,932,000
    Olin Corp.!                                            145,800        2,517,966
                                                                      -------------
                                                                          7,449,966
                                                                      -------------
COMMERCIAL SERVICES & SUPPLIES (3.6%)
    Banta Corp.!                                           130,000        5,782,400
    Watson Wyatt & Company Holdings*                       175,800        4,611,234
                                                                      -------------
                                                                         10,393,634
                                                                      -------------
CONSTRUCTION & ENGINEERING (1.1%)
    EMCOR Group, Inc.*!                                     75,000        3,067,500
                                                                      -------------
CONSTRUCTION MATERIALS (1.2%)
    Eagle Materials, Inc.!                                  53,100        3,488,670
                                                                      -------------
CONTAINERS & PACKAGING (3.0%)
    AptarGroup, Inc.                                       150,000        5,895,000
    Crown Holdings, Inc.*                                  344,200        2,905,048
                                                                      -------------
                                                                          8,800,048
                                                                      -------------
DIVERSIFIED FINANCIALS (2.1%)
    Assured Guaranty, Ltd.*                                168,000        2,973,600
    Piper Jaffray Companies, Inc.*!                         63,900        3,094,038
                                                                      -------------
                                                                          6,067,638
                                                                      -------------

                 See Accompanying Notes to Financial Statements.

                                                       NUMBER OF
                                                         SHARES           VALUE
                                                     -------------    -------------
COMMON STOCKS
ELECTRIC UTILITIES (2.9%)
    Empire District Electric Co.!                          124,500    $   2,590,845
    NRG Energy, Inc.*                                      138,600        3,007,620
    OGE Energy Corp.!                                      116,000        2,789,800
                                                                      -------------
                                                                          8,388,265
                                                                      -------------
ELECTRICAL EQUIPMENT (4.5%)
    AMETEK, Inc.!                                          128,800        3,413,200
    Brady Corp.                                            106,000        4,119,160
    C&D Technologies, Inc.                                  49,100          761,050
    Rayovac Corp.*!                                        177,200        4,722,380
                                                                      -------------
                                                                         13,015,790
                                                                      -------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (8.0%)
    Electro Scientific Industries, Inc.*                   153,300        3,133,452
    OSI Systems, Inc.*!                                    140,000        3,193,400
    Rogers Corp.*,!                                        125,000        7,462,500
    Roper Industries, Inc.!                                 38,600        1,874,030
    Varian, Inc.*                                          130,000        5,335,200
    Woodhead Industries, Inc.!                             162,300        2,393,925
                                                                      -------------
                                                                         23,392,507
                                                                      -------------
ENERGY EQUIPMENT & SERVICES (3.7%)
    Oceaneering International, Inc.*                       197,000        5,516,000
    Varco International, Inc.*                             261,767        5,415,959
                                                                      -------------
                                                                         10,931,959
                                                                      -------------
FOOD & DRUG RETAILING (1.7%)
    Ruddick Corp.                                          250,000        5,100,000
                                                                      -------------
FOOD PRODUCTS (1.3%)
    Del Monte Foods Co.*                                   268,200        2,966,292
    John B. Sanfilippo & Son, Inc.*!                        28,900          906,593
                                                                      -------------
                                                                          3,872,885
                                                                      -------------
GAS UTILITIES (2.4%)
    National Fuel Gas Co.                                  100,400        2,458,796
    WGL Holdings, Inc.!                                    160,000        4,524,800
                                                                      -------------
                                                                          6,983,596
                                                                      -------------
HEALTHCARE EQUIPMENT & SUPPLIES (6.9%)
    Arrow International, Inc.!                             200,000        5,984,000
    Cooper Companies, Inc.!                                132,600        7,160,400
    Invacare Corp.!                                        110,000        4,381,300
    STERIS Corp.*                                          121,200        2,685,792
                                                                      -------------
                                                                         20,211,492
                                                                      -------------
HEALTHCARE PROVIDERS & SERVICES (2.4%)
    LifePoint Hospitals, Inc.*!                             96,500        3,450,840
    Service Corp. International*!                          490,500        3,624,795
                                                                      -------------
                                                                          7,075,635
                                                                      -------------

                 See Accompanying Notes to Financial Statements.

                                                       NUMBER OF
                                                         SHARES           VALUE
                                                     -------------    -------------
COMMON STOCKS
HOTELS, RESTAURANTS & LEISURE (2.2%)
    Marcus Corp.                                           182,575    $   2,957,715
    O'Charley's, Inc.*                                     176,600        3,335,974
                                                                      -------------
                                                                          6,293,689
                                                                      -------------
HOUSEHOLD DURABLES (1.4%)
    Ethan Allen Interiors, Inc.                            100,000        4,157,000
                                                                      -------------
INDUSTRIAL CONGLOMERATES (3.6%)
    Carlisle Companies, Inc.                                80,000        4,740,000
    Lydall, Inc.*                                          199,500        1,947,120
    Teleflex, Inc.!                                         85,000        3,880,250
                                                                      -------------
                                                                         10,567,370
                                                                      -------------
INSURANCE (6.3%)
    American Physicians Capital, Inc.*!                     61,915        1,439,648
    HCC Insurance Holdings, Inc.!                          149,400        4,783,788
    Platinum Underwriters Holdings, Ltd.!                  188,100        6,015,438
    ProAssurance Corp.*!                                    86,700        2,940,864
    Selective Insurance Group, Inc.!                        90,700        3,243,432
                                                                      -------------
                                                                         18,423,170
                                                                      -------------
INVESTMENT COMPANY (0.8%)
    Apollo Investment Corp.*                               166,200        2,285,250
                                                                      -------------
IT CONSULTING & SERVICES (1.1%)
    Keane, Inc.*,!                                         230,200        3,268,840
                                                                      -------------
MACHINERY (5.7%)
    AGCO Corp.*!                                            91,900        1,769,075
    ESCO Technologies, Inc.*                               101,100        4,883,130
    Flowserve Corp.*                                       167,600        3,581,612
    Robbins & Myers, Inc.!                                  70,500        1,541,130
    The Manitowoc Company, Inc.!                           157,000        4,774,370
                                                                      -------------
                                                                         16,549,317
                                                                      -------------
MEDIA (3.7%)
    Carmike Cinemas, Inc.*!                                142,300        5,370,402
    Harte-Hanks, Inc.                                      225,000        5,391,000
                                                                      -------------
                                                                         10,761,402
                                                                      -------------
METALS & MINING (0.7%)
    Quanex Corp.                                            50,100        2,044,080
                                                                      -------------
OIL & GAS (4.2%)
    Denbury Resources, Inc.*!                              217,100        3,964,246
    Evergreen Resources, Inc.!                              75,500        3,029,815
    Houston Exploration Co.*                               117,500        5,256,950
                                                                      -------------
                                                                         12,251,011
                                                                      -------------
REAL ESTATE (1.0%)
    HRPT Properties Trust                                  299,000        2,855,450
                                                                      -------------

                 See Accompanying Notes to Financial Statements.

                                                       NUMBER OF
                                                         SHARES           VALUE
                                                     -------------    -------------
COMMON STOCKS
ROAD & RAIL (3.0%)
    Laidlaw International, Inc.*                           304,600    $   4,221,756
    Werner Enterprises, Inc.                               231,250        4,622,687
                                                                      -------------
                                                                          8,844,443
                                                                      -------------
SPECIALTY RETAIL (1.7%)
    Hughes Supply, Inc.                                     90,100        5,035,689
                                                                      -------------
TEXTILES & APPAREL (1.2%)
    The Warnaco Group, Inc.*!                              184,000        3,519,920
                                                                      -------------

TOTAL COMMON STOCKS (Cost $211,197,378)                                 291,078,982
                                                                      -------------

SHORT-TERM INVESTMENTS (12.6%)
    State Street Navigator Prime Fund!!                 36,227,629       36,227,629
                                                                      -------------

                                                          PAR
                                                         (000)
                                                     -------------
    State Street Bank and Trust Co. Euro Time
    Deposit, 0.750%, 5/03/04                         $         475          475,000
                                                                      -------------
TOTAL SHORT-TERM INVESTMENTS (Cost $36,702,629)                          36,702,629
                                                                      -------------
TOTAL INVESTMENTS AT VALUE (112.4%)
  (Cost $247,900,007)                                                   327,781,611

LIABILITIES IN EXCESS OF OTHER ASSETS (-12.4%)                          (36,211,390)
                                                                      -------------
NET ASSETS (100.0%)                                                   $ 291,570,221
                                                                      =============

 *   Non-income producing security.
 !   Security or portion thereof is out on loan.
!! Represents security purchased with cash collateral received for securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2004 (unaudited)

                                                                         LARGE CAP VALUE      SMALL CAP VALUE
                                                                              FUND                 FUND
                                                                         ---------------      ---------------
ASSETS
    Investments at value, including collateral for securities on loan of $17,427,325 and $36,227,629, respectively
      (Cost $307,435,481, and $247,900,007, respectively) (Note 1)       $   368,049,735(1)   $   327,781,611(2)
    Cash                                                                             758                   --
    Receivable for investments sold                                            4,189,127            1,096,138
    Receivable for fund shares sold                                              987,150              690,453
    Dividend and interest receivable                                             439,014              264,558
    Prepaid expenses and other assets                                             66,072               60,009
                                                                         ---------------      ---------------
      Total Assets                                                           373,731,856          329,892,769
                                                                         ---------------      ---------------
LIABILITIES
    Advisory fee payable (Note 2)                                                163,999              183,483
    Administrative services fee payable (Note 2)                                  63,523               52,080
    Shareholder servicing/Distribution fee payable (Note 2)                       97,048               82,060
    Payable upon return of securities loaned (Note 1)                         17,427,325           36,227,629
    Payable for investments purchased                                          3,631,572            1,407,367
    Payable for fund shares redeemed                                             140,220              170,377
    Other accrued expenses payable                                               199,203              199,552
                                                                         ---------------      ---------------
      Total Liabilities                                                       21,722,890           38,322,548
                                                                         ---------------      ---------------
NET ASSETS
    Capital stock, $0.001 par value (Note 5)                                      18,228               13,801
    Paid-in capital (Note 5)                                                 272,002,956          199,709,123
    Undistributed net investment income (loss)                                    45,349             (555,443)
    Accumulated net realized gain on investments                              19,328,179           12,521,136
    Net unrealized appreciation from investments                              60,614,254           79,881,604
                                                                         ---------------      ---------------
      Net Assets                                                         $   352,008,966      $   291,570,221
                                                                         ===============      ===============
COMMON SHARES
    Net assets                                                           $       671,782      $    51,554,605
    Shares outstanding                                                            34,873            2,428,562
                                                                         ---------------      ---------------
    Net asset value, offering price, and redemption price per share      $         19.26      $         21.23
                                                                         ===============      ===============
ADVISOR SHARES
    Net assets                                                           $    13,089,423                  N/A
    Shares outstanding                                                           675,644                  N/A
                                                                         ---------------      ---------------
    Net asset value, offering price, and redemption price per share      $         19.37                  N/A
                                                                         ===============      ===============
A SHARES
    Net assets                                                           $   305,497,379      $   206,880,476
    Shares outstanding                                                        15,801,823            9,708,533
                                                                         ---------------      ---------------
    Net asset value and redemption price per share                       $         19.33      $         21.31
                                                                         ===============      ===============
    Maximum offering price per share (net asset value/(1-5.75%))         $         20.51      $         22.61
                                                                         ===============      ===============
B SHARES
    Net assets                                                           $    28,570,291      $    22,584,887
    Shares outstanding                                                         1,495,612            1,132,994
                                                                         ---------------      ---------------
    Net asset value and offering price per share                         $         19.10      $         19.93
                                                                         ===============      ===============
C SHARES
    Net assets                                                           $     4,180,091      $    10,550,253
    Shares outstanding                                                           219,809              531,010
                                                                         ---------------      ---------------
    Net asset value and offering price per share                         $         19.02      $         19.87
                                                                         ===============      ===============

(1)  Including $16,532,009 of securities on loan.
(2)  Including $35,092,169 of securities on loan.

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Six Months Ended April 30, 2004 (unaudited)

                                                                         LARGE CAP VALUE      SMALL CAP VALUE
                                                                              FUND                 FUND
                                                                         ---------------      ---------------
INVESTMENT INCOME (Note 1)
    Dividends                                                            $     3,767,235      $     1,558,634
    Interest                                                                      10,680               35,346
    Securities lending                                                             6,326                7,329
    Foreign taxes withheld                                                       (14,126)                  --
                                                                         ---------------      ---------------
      Total investment income                                                  3,770,115            1,601,309
                                                                         ---------------      ---------------
EXPENSES
    Investment advisory fees (Note 2)                                          1,018,803            1,089,388
    Administrative services fees (Note 2)                                        287,481              225,495
    Shareholder servicing/Distribution fees (Note 2)
      Common Class                                                                    --               62,988
      Advisor Class                                                               46,434                   --
      Class A                                                                    395,969              256,854
      Class B                                                                    151,695              117,038
      Class C                                                                     19,165               48,253
    Transfer agent fees (Note 2)                                                 283,692              228,148
    Registration fees                                                             25,894               21,879
    Legal fees                                                                    24,699               21,117
    Printing fees (Note 2)                                                        21,125               29,376
    Custodian fees                                                                14,713               12,776
    Insurance expense                                                             13,224               12,430
    Audit fees                                                                    11,608               11,993
    Commitment fees (Note 3)                                                       5,307                3,809
    Trustees' fees                                                                 4,366                4,355
    Miscellaneous expense                                                         12,684               10,853
                                                                         ---------------      ---------------
      Total expenses                                                           2,336,859            2,156,752
                                                                         ---------------      ---------------
        Net investment income (loss)                                           1,433,256             (555,443)
                                                                         ---------------      ---------------
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
    Net realized gain from investments                                        21,733,205           13,417,937
    Net change in unrealized appreciation (depreciation)
      from investments                                                         1,541,869           18,057,795
                                                                         ---------------      ---------------
    Net realized and unrealized gain from investments                         23,275,074           31,475,732
                                                                         ---------------      ---------------
    Net increase in net assets resulting from operations                 $    24,708,330      $    30,920,289
                                                                         ===============      ===============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 LARGE CAP VALUE                 SMALL CAP VALUE
                                                                      FUND                            FUND
                                                          -----------------------------   -----------------------------
                                                           FOR THE SIX                     FOR THE SIX
                                                             MONTHS         FOR THE          MONTHS          FOR THE
                                                              ENDED          YEAR             ENDED            YEAR
                                                            APRIL 30,        ENDED          APRIL 30,         ENDED
                                                              2004         OCTOBER 31,        2004          OCTOBER 31,
                                                           (UNAUDITED)        2003         (UNAUDITED)        2003
                                                          -------------   -------------   -------------   -------------
FROM OPERATIONS
  Net investment income (loss)                            $   1,433,256   $   1,532,798   $    (555,443)  $    (451,373)
  Net realized gain from investments                         21,733,205      16,763,424      13,417,937      14,641,903
  Net change in unrealized appreciation
    (depreciation) from investments                           1,541,869      11,390,112      18,057,795      24,977,630
                                                          -------------   -------------   -------------   -------------
    Net increase in net assets resulting from operations     24,708,330      29,686,334      30,920,289      39,168,160
                                                          -------------   -------------   -------------   -------------
FROM DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income
    Common Class shares                                          (4,114)        (17,331)             --         (39,448)
    Advisor Class shares                                        (64,936)         (5,242)             --              --
    Class A shares                                           (1,484,184)     (1,423,315)             --        (121,771)
    Class B shares                                              (28,880)        (44,542)             --              --
    Class C shares                                               (3,671)         (3,968)             --              --
  Distributions from net realized gains
    Common Class shares                                         (19,226)        (56,140)     (2,480,206)     (4,176,400)
    Advisor Class shares                                       (600,700)             --              --              --
    Class A shares                                           (8,164,902)     (2,083,702)     (9,958,591)    (12,892,153)
    Class B shares                                             (798,605)       (529,887)     (1,256,226)     (1,785,919)
    Class C shares                                              (94,482)        (42,341)       (484,122)       (400,677)
                                                          -------------   -------------   -------------   -------------
    Net decrease in net assets resulting from
      dividends and distributions                           (11,263,700)     (4,206,468)    (14,179,145)    (19,416,368)
                                                          -------------   -------------   -------------   -------------
FROM CAPITAL SHARE TRANSACTIONS (Note 5)
  Proceeds from sale of shares                               13,835,537      34,320,155      39,333,351      76,651,039
  Exchange value of shares due to merger                             --     201,050,472              --              --
  Reinvestment of dividends and distributions                10,402,720       3,640,201      13,222,116      18,257,578
  Net asset value of shares redeemed                        (48,331,987)    (50,042,947)    (44,819,218)    (68,252,985)
                                                          -------------   -------------   -------------   -------------
    Net increase (decrease) in net assets from
      capital share transactions                            (24,093,730)    188,967,881       7,736,249      26,655,632
                                                          -------------   -------------   -------------   -------------
  Net increase (decrease) in net assets                     (10,649,100)    214,447,747      24,477,393      46,407,424
NET ASSETS
  Beginning of period                                       362,658,066     148,210,319     267,092,828     220,685,404
                                                          -------------   -------------   -------------   -------------
  End of period                                           $ 352,008,966   $ 362,658,066   $ 291,570,221   $ 267,092,828
                                                          =============   =============   =============   =============
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)              $      45,349   $     197,878   $    (555,443)  $          --
                                                          =============   =============   =============   =============

                    See Accompanying Notes to Financial Statements.

CREDIT SUISSE LARGE CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                 FOR THE SIX
                                                 MONTHS ENDED                    FOR THE YEAR ENDED OCTOBER 31,
                                                APRIL 30, 2004        ---------------------------------------------------
                                                  (UNAUDITED)            2003          2002          2001        2000(1)
                                                --------------        ---------     ---------     ---------     ---------
PER SHARE DATA
  Net asset value, beginning of period          $        18.61        $   16.82     $   19.95     $   24.63     $   22.44
                                                --------------        ---------     ---------     ---------     ---------

INVESTMENT OPERATIONS
  Net investment income(2)                                0.11             0.14          0.17          0.19          0.02
  Net gain (loss) on investments
    (both realized and unrealized)                        1.16             2.10         (1.45)        (2.52)         2.21
                                                --------------        ---------     ---------     ---------     ---------
      Total from investment operations                    1.27             2.24         (1.28)        (2.33)         2.23
                                                --------------        ---------     ---------     ---------     ---------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                   (0.12)           (0.14)        (0.19)        (0.22)        (0.04)
  Distributions from net realized gains                  (0.50)           (0.31)        (1.66)        (2.13)           --
                                                --------------        ---------     ---------     ---------     ---------
      Total dividends and distributions                  (0.62)           (0.45)        (1.85)        (2.35)        (0.04)
                                                --------------        ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                  $        19.26        $   18.61     $   16.82     $   19.95     $   24.63
                                                ==============        =========     =========     =========     =========
      Total return(3)                                     6.88%           13.63%        (7.63)%      (10.51)%        9.96%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)      $          672        $     737     $   3,061     $   3,421     $      96
    Ratio of expenses to average net assets               0.93%(4)         1.24%         1.03%         1.03%         0.43%(4)
    Ratio of net investment income to average
      net assets                                          1.11%(4)         0.82%         0.92%         0.86%         0.07%(4)
    Decrease reflected in above operating
      expense ratios due to waivers                         --               --          0.29%         0.18%           --
  Portfolio turnover rate                                   26%              53%           28%           38%           55%

(1)  For the period August 1, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

(For an Advisor Class Share of the Fund Outstanding Throughout Each Period)

                                                            FOR THE SIX
                                                            MONTHS ENDED      FOR THE PERIOD
                                                           APRIL 30, 2004         ENDED
                                                            (UNAUDITED)     OCTOBER 31, 2003(1)
                                                           --------------   -------------------
PER SHARE DATA
  Net asset value, beginning of period                     $        18.71   $             17.84
                                                           --------------   -------------------

INVESTMENT OPERATIONS
  Net investment income(2)                                           0.06                  0.04
  Net gain on investments
    (both realized and unrealized)                                   1.17                  0.83
                                                           --------------   -------------------
      Total from investment operations                               1.23                  0.87
                                                           --------------   -------------------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                              (0.07)                (0.00)(3)
  Distributions from net realized gains                             (0.50)                   --
                                                           --------------   -------------------
      Total dividends and distributions                             (0.57)                   --
                                                           --------------   -------------------
NET ASSET VALUE, END OF PERIOD                             $        19.37   $             18.71
                                                           ==============   ===================
      Total return(4)                                                6.64%                 4.90%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                 $       13,089   $            22,336
    Ratio of expenses to average net assets(5)                       1.43%                 1.49%
    Ratio of net investment income to average net assets(5)          0.64%                 0.51%
  Portfolio turnover rate                                              26%                   53%

(1)  For the period June 6, 2003 (inception date) through October 31, 2003.

(2) Per share information is calculated using the average shares outstanding method.

(3)  This amount represents less than $(0.01) per share.

(4) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(5)  Annualized.

                    See Accompanying Notes to Financial Statements.

(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                 FOR THE SIX
                                                 MONTHS ENDED                       FOR THE YEAR ENDED OCTOBER 31,
                                                APRIL 30, 2004        ---------------------------------------------------------
                                                  (UNAUDITED)            2003        2002       2001        2000         1999
                                                --------------        ---------   ---------   ---------   ---------   ---------
PER SHARE DATA
  Net asset value, beginning of period          $        18.68        $   16.83   $   19.96   $   24.62   $   23.49   $   22.60
                                                --------------        ---------   ---------   ---------   ---------   ---------

INVESTMENT OPERATIONS
  Net investment income(1)                                0.08             0.14        0.17        0.21        0.16        0.12
  Net gain (loss) on investments
    (both realized and unrealized)                        1.16             2.15       (1.45)      (2.55)       1.78        2.87
                                                --------------        ---------   ---------   ---------   ---------   ---------
      Total from investment operations                    1.24             2.29       (1.28)      (2.34)       1.94        2.99
                                                --------------        ---------   ---------   ---------   ---------   ---------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                   (0.09)           (0.13)      (0.19)      (0.19)      (0.12)      (0.09)
  Distributions from net realized gains                  (0.50)           (0.31)      (1.66)      (2.13)      (0.69)      (2.01)
                                                --------------        ---------   ---------   ---------   ---------   ---------
      Total dividends and distributions                  (0.59)           (0.44)      (1.85)      (2.32)      (0.81)      (2.10)
                                                --------------        ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                  $        19.33        $   18.68   $   16.83   $   19.96   $   24.62   $   23.49
                                                ==============        =========   =========   =========   =========   =========
      Total return(2)                                     6.72%           13.97%      (7.63)%    (10.48)%      8.44%      14.37%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)      $      305,497        $ 306,410   $ 114,733   $ 133,665   $ 162,871   $ 174,213
    Ratio of expenses to average net assets               1.18%(3)         1.24%       1.03%       1.04%       1.08%       1.11%
    Ratio of net investment income to average
      net assets                                          0.85%(3)         0.78%       0.90%       0.94%       0.71%       0.52%
    Decrease reflected in above operating
      expense ratios due to waivers                         --               --        0.28%       0.10%         --          --
  Portfolio turnover rate                                   26%              53%         28%         38%         55%         25%

(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                 FOR THE SIX
                                                 MONTHS ENDED                       FOR THE YEAR ENDED OCTOBER 31,
                                                APRIL 30, 2004        ---------------------------------------------------------
                                                  (UNAUDITED)            2003        2002       2001        2000         1999
                                                --------------        ---------   ---------   ---------   ---------   ---------
PER SHARE DATA
    Net asset value, beginning of period        $        18.46        $   16.66   $   19.78   $   24.44   $   23.37   $   22.55
                                                --------------        ---------   ---------   ---------   ---------   ---------

INVESTMENT OPERATIONS
    Net investment income (loss)(1)                       0.01             0.01        0.03        0.04          --       (0.04)
    Net gain (loss) on investments
      (both realized and unrealized)                      1.15             2.13       (1.43)      (2.52)       1.76        2.88
                                                --------------        ---------   ---------   ---------   ---------   ---------
        Total from investment operations                  1.16             2.14       (1.40)      (2.48)       1.76        2.84
                                                --------------        ---------   ---------   ---------   ---------   ---------

LESS DIVIDENDS AND DISTRIBUTIONS
    Dividends from net investment income                 (0.02)           (0.03)      (0.06)      (0.05)         --       (0.01)
    Distributions from net realized gains                (0.50)           (0.31)      (1.66)      (2.13)      (0.69)      (2.01)
                                                --------------        ---------   ---------   ---------   ---------   ---------
        Total dividends and distributions                (0.52)           (0.34)      (1.72)      (2.18)      (0.69)      (2.02)
                                                --------------        ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                  $        19.10        $   18.46   $   16.66   $   19.78   $   24.44   $   23.37
                                                ==============        =========   =========   =========   =========   =========
        Total return(2)                                   6.35%           13.07%      (8.29)%    (11.00)%      7.66%      13.66%

RATIOS AND SUPPLEMENTAL DATA
    Net assets, end of period (000s omitted)    $       28,570        $  29,696   $  28,312   $  33,087   $  41,194   $  41,144
      Ratio of expenses to average net assets             1.93%(3)         1.99%       1.78%       1.79%       1.80%       1.81%
      Ratio of net investment income (loss) to
        average net assets                                0.11%(3)         0.06%       0.15%       0.19%      (0.01)%     (0.18)%
      Decrease reflected in above operating
        expense ratios due to waivers                       --               --        0.27%       0.10%         --          --
    Portfolio turnover rate                                 26%              53%         28%         38%         55%         25%

(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                 FOR THE SIX
                                                 MONTHS ENDED                    FOR THE YEAR ENDED OCTOBER 31,
                                                APRIL 30, 2004        ---------------------------------------------------
                                                  (UNAUDITED)            2003          2002          2001        2000(1)
                                                --------------        ---------     ---------     ---------     ---------
PER SHARE DATA
  Net asset value, beginning of period          $        18.38        $   16.58     $   19.71     $   24.39     $   20.87
                                                --------------        ---------     ---------     ---------     ---------

INVESTMENT OPERATIONS
  Net investment income (loss)(2)                         0.01             0.01          0.03          0.03         (0.01)
  Net gain (loss) on investments
    (both realized and unrealized)                        1.15             2.13         (1.43)        (2.51)         3.56
                                                --------------        ---------     ---------     ---------     ---------
      Total from investment operations                    1.16             2.14         (1.40)        (2.48)         3.55
                                                --------------        ---------     ---------     ---------     ---------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                   (0.02)           (0.03)        (0.07)        (0.07)        (0.03)
  Distributions from net realized gains                  (0.50)           (0.31)        (1.66)        (2.13)           --
                                                --------------        ---------     ---------     ---------     ---------
      Total dividends and distributions                  (0.52)           (0.34)        (1.73)        (2.20)        (0.03)
                                                --------------        ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                  $        19.02        $   18.38     $   16.58     $   19.71     $   24.39
                                                ==============        =========     =========     =========     =========
              Total return(3)                             6.38%           13.14%        (8.35)%      (11.07)%       17.02%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)      $        4,180        $   3,479     $   2,104     $   1,916     $     496
    Ratio of expenses to average net assets               1.93%(4)         1.99%         1.78%         1.79%         1.28%(4)
    Ratio of net investment income (loss) to
      average net assets                                  0.11%(4)         0.06%         0.16%         0.13%        (0.03)%(4)
    Decrease reflected in above operating
      expense ratios due to waivers                         --               --          0.28%         0.10%           --
  Portfolio turnover rate                                   26%              53%           28%           38%           55%

(1)  For the period February 28, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                 FOR THE SIX
                                                 MONTHS ENDED                    FOR THE YEAR ENDED OCTOBER 31,
                                                APRIL 30, 2004        ---------------------------------------------------
                                                  (UNAUDITED)            2003          2002          2001        2000(1)
                                                --------------        ---------     ---------     ---------     ---------
PER SHARE DATA
  Net asset value, beginning of period          $        20.02        $   18.56     $   21.07     $   22.62     $   21.35
                                                --------------        ---------     ---------     ---------     ---------

INVESTMENT OPERATIONS
  Net investment income (loss)(2)                        (0.03)           (0.02)         0.02          0.04          0.02
  Net gain on investments
    (both realized and unrealized)                        2.30             3.08          0.31          1.72          1.25
                                                --------------        ---------     ---------     ---------     ---------
      Total from investment operations                    2.27             3.06          0.33          1.76          1.27
                                                --------------        ---------     ---------     ---------     ---------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                      --            (0.01)        (0.05)        (0.09)           --
  Distributions from net realized gains                  (1.06)           (1.59)        (2.79)        (3.22)           --
                                                --------------        ---------     ---------     ---------     ---------
      Total dividends and distributions                  (1.06)           (1.60)        (2.84)        (3.31)           --
                                                --------------        ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                  $        21.23        $   20.02     $   18.56     $   21.07     $   22.62
                                                ==============        =========     =========     =========     =========
      Total return(3)                                    11.62%           17.75%         0.61%         9.79%         5.95%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)      $       51,555        $  47,969     $  45,075     $  30,667     $     105
    Ratio of expenses to average net assets               1.41%(4)         1.48%         1.32%         1.33%         0.34%(4)
    Ratio of net investment income (loss) to
      average net assets                                 (0.30)%(4)       (0.10)%        0.12%         0.18%         0.09%(4)
    Decrease reflected in above operating
      expense ratios due to waivers                         --             0.04%         0.14%         0.02%           --
  Portfolio turnover rate                                   19%              30%           18%           54%           42%

(1)  For the period August 1, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                 FOR THE SIX
                                                 MONTHS ENDED                       FOR THE YEAR ENDED OCTOBER 31,
                                                APRIL 30, 2004        ---------------------------------------------------------
                                                  (UNAUDITED)            2003        2002       2001        2000         1999
                                                --------------        ---------   ---------   ---------   ---------   ---------
PER SHARE DATA
  Net asset value, beginning of period          $        20.10        $   18.62   $   21.09   $   22.54   $   20.52   $   19.54
                                                --------------        ---------   ---------   ---------   ---------   ---------

INVESTMENT OPERATIONS
  Net investment income (loss)(1)                        (0.03)           (0.02)       0.02        0.05        0.06        0.06
  Net gain on investments
    (both realized and unrealized)                        2.30             3.10        0.33        1.76        4.05        1.01
                                                --------------        ---------   ---------   ---------   ---------   ---------
      Total from investment operations                    2.27             3.08        0.35        1.81        4.11        1.07
                                                --------------        ---------   ---------   ---------   ---------   ---------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                      --            (0.01)      (0.03)      (0.04)      (0.04)      (0.07)
  Distributions from net realized gains                  (1.06)           (1.59)      (2.79)      (3.22)      (2.05)      (0.02)
                                                --------------        ---------   ---------   ---------   ---------   ---------
      Total dividends and distributions                  (1.06)           (1.60)      (2.82)      (3.26)      (2.09)      (0.09)
                                                --------------        ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                  $        21.31        $   20.10   $   18.62   $   21.09   $   22.54   $   20.52
                                                ==============        =========   =========   =========   =========   =========
      Total return(2)                                    11.57%           17.80%       0.71%       9.70%      21.69%       5.47%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)      $      206,880        $ 188,318   $ 151,340   $ 199,213   $ 188,501   $ 188,192
    Ratio of expenses to average net assets               1.41%(3)         1.48%       1.32%       1.33%       1.39%       1.37%
    Ratio of net investment income (loss) to
      average net assets                                 (0.30)%(3)       (0.11)%      0.11%       0.25%       0.28%       0.33%
    Decrease reflected in above operating
      expense ratios due to waivers                         --             0.04%       0.12%       0.02%         --          --
  Portfolio turnover rate                                    19%              30%         18%         54%         42%         30%

(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class B Share of the Fund Outstanding Throughout Each Period)

                                                 FOR THE SIX
                                                 MONTHS ENDED                       FOR THE YEAR ENDED OCTOBER 31,
                                                APRIL 30, 2004        ---------------------------------------------------------
                                                  (UNAUDITED)            2003        2002       2001        2000         1999
                                                --------------        ---------   ---------   ---------   ---------   ---------
PER SHARE DATA
  Net asset value, beginning of period          $        18.93        $   17.74   $   20.33   $   21.95   $   20.13   $   19.23
                                                --------------        ---------   ---------   ---------   ---------   ---------

INVESTMENT OPERATIONS
  Net investment loss(1)                                 (0.10)           (0.15)      (0.12)      (0.10)      (0.09)      (0.14)
  Net gain on investments
    (both realized and unrealized)                        2.16             2.93        0.32        1.70        3.96        1.06
                                                --------------        ---------   ---------   ---------   ---------   ---------
      Total from investment operations                    2.06             2.78        0.20        1.60        3.87        0.92
                                                --------------        ---------   ---------   ---------   ---------   ---------

LESS DISTRIBUTIONS
  Distributions from net realized gains                  (1.06)           (1.59)      (2.79)      (3.22)      (2.05)      (0.02)
                                                --------------        ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                  $        19.93        $   18.93   $   17.74   $   20.33   $   21.95   $   20.13
                                                ==============        =========   =========   =========   =========   =========
      Total return(2)                                    11.16%           16.88%      (0.08)%      8.88%      20.80%       4.75%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)      $       22,585        $  22,669   $  19,999   $  17,818   $  17,255   $  19,257
    Ratio of expenses to average net assets               2.16%(3)         2.23%       2.07%       2.08%       2.10%       2.07%
    Ratio of net investment loss to average
      net assets                                         (1.05)%(3)       (0.86)%     (0.63)%     (0.50)%     (0.43)%     (0.71)%
    Decrease reflected in above operating
      expense ratios due to waivers                         --             0.04%       0.13%       0.02%         --          --
  Portfolio turnover rate                                    19%              30%         18%         54%         42%         30%

(1) Per share information is calculated using the average shares outstanding method.

(2) Total returns are historical and assume changes in share price, reinvestment of all distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class C Share of the Fund Outstanding Throughout Each Period)

                                                 FOR THE SIX
                                                 MONTHS ENDED                    FOR THE YEAR ENDED OCTOBER 31,
                                                APRIL 30, 2004        ---------------------------------------------------
                                                  (UNAUDITED)            2003          2002          2001        2000(1)
                                                --------------        ---------     ---------     ---------     ---------
PER SHARE DATA
  Net asset value, beginning of period          $        18.87        $   17.69     $   20.28     $   21.94     $   17.96
                                                --------------        ---------     ---------     ---------     ---------

INVESTMENT OPERATIONS
  Net investment loss(2)                                 (0.10)           (0.15)        (0.12)        (0.11)        (0.07)
  Net gain on investments
    (both realized and unrealized)                        2.16             2.92          0.32          1.67          4.05
                                                --------------        ---------     ---------     ---------     ---------
      Total from investment operations                    2.06             2.77          0.20          1.56          3.98
                                                --------------        ---------     ---------     ---------     ---------

LESS DISTRIBUTIONS
  Distributions from net realized gains                  (1.06)           (1.59)        (2.79)        (3.22)           --
                                                --------------        ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD                  $        19.87        $   18.87     $   17.69     $   20.28     $   21.94
                                                ==============        =========     =========     =========     =========
              Total return(3)                            11.20%           16.87%        (0.07)%        8.93%        22.16%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)      $       10,550        $   8,138     $   4,271     $   1,481     $     220
    Ratio of expenses to average net assets               2.16%(4)         2.23%         2.07%         2.08%         1.42%(4)
    Ratio of net investment loss to average
      net assets                                         (1.05)%(4)       (0.86)%       (0.63)%       (0.52)%       (0.33)%(4)
    Decrease reflected in above operating
      expense ratios due to waivers                         --             0.04%         0.14%         0.02%           --
  Portfolio turnover rate                                   19%              30%           18%           54%           42%

(1)  For the period February 28, 2000 (inception date) through October 31, 2000.

(2) Per share information is calculated using the average shares outstanding method.

(3) Total returns are historical and assume changes in share price, reinvestment of all distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE FUNDS
NOTES TO FINANCIAL STATEMENTS
April 30, 2004 (unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Capital Funds (the "Trust") covered in this report are comprised of Credit Suisse Large Cap Value Fund ("Large Cap Value") and Credit Suisse Small Cap Value Fund ("Small Cap Value"), (each a "Fund" and collectively, the "Funds"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was organized under the laws of the Commonwealth of Massachusetts as a business trust on November 26, 1985. Each Fund is classified as diversified.

   Investment objectives for each Fund are as follows: Large Cap Value seeks long-term capital appreciation and continuity of income; Small Cap Value seeks a high level of growth of capital.

   Large Cap Value offers five classes of shares: Common Class shares, Advisor Class shares, Class A shares, Class B shares and Class C shares. Small Cap Value offers four classes of shares: Common Class shares, Class A shares, Class B shares and Class C shares. Effective December 12, 2001, Small Cap Value closed the Common Class to new investors. Effective December 12, 2001, Large Cap Value closed the Common Class to new investments, except for reinvestment of dividends. Large Cap Value's Common Class shareholders as of the close of business on December 12, 2001 may continue to hold Common Class shares but may not add to their accounts. Although no further shares can be purchased, Large Cap Value's shareholders can redeem their Common Class shares through any available method. Each class of shares in each Fund represents an equal pro rata interest in each Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. Class A shares of each Fund are sold subject to a front-end sales charge of up to 5.75%. Class B shares of each Fund are sold subject to a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class C shares of each Fund are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

   Effective as of the close of business on June 6, 2003, Large Cap Value acquired all of the net assets of the Credit Suisse Strategic Value Fund ("Strategic Value") in a tax-free exchange of shares. The Fund was also the accounting survivor in the tax-free exchange. The shares exchanged were 9,909,161 Class A shares (valued at $176,779,318) of Large Cap Value for 14,963,301 Common Class shares of Strategic Value, 1,330,026 Advisor Class shares (valued at $23,727,605) of Large Cap Value for 2,012,115 Advisor Class shares of Strategic Value, 17,274 Class A shares (valued at $308,174) of Large Cap Value for 26,097 Class A shares of Strategic Value,

4,229 Class B shares (valued at $74,648) of Large Cap Value for 6,370 Class B shares of Strategic Value, and 9,153 Class C shares (valued at $160,727) of Large Cap Value for 13,720 Class C shares of Strategic Value. Strategic Value's net assets of $201,050,472 at that date, which included $23,663,867 of unrealized appreciation, were combined with those of Large Cap Value. The aggregate net assets of Strategic Value and Large Cap Value immediately before the acquisition were $201,050,472, and $157,976,111, respectively, and the combined net assets of Large Cap Value after the acquisition were $359,026,583.

   A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Each Fund's equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Funds' Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees. The Funds may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain Funds' portfolio securities.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income, if any, are declared and paid quarterly by Large Cap Value and at least annually by Small Cap Value. Distributions of net realized capital gains, if any, are declared and paid at least annually by each Fund. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (GAAP).

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Funds, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Funds' custodian, or a money market fund advised by CSAM. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

   G) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Funds in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by CSAM and may be invested in a variety of investments, including certain CSAM-advised funds, funds advised by SSB, the Funds' securities lending agent or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     The market value of securities on loan to brokers and the value of collateral held by each Fund with respect to such loans at April 30, 2004 are as follows:

                            MARKET VALUE OF          VALUE OF
        FUND               SECURITIES LOANED    COLLATERAL RECEIVED
        ----               -----------------    -------------------
        Large Cap Value      $  16,532,009         $  17,427,325
        Small Cap Value         35,092,169            36,227,629

   Prior to March 17, 2004, Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, had been engaged by the Funds to act as the Funds' securities lending agent.

   Effective March 17, 2004, SSB has been engaged by the Funds to act as the Funds' securities lending agent. The Funds' securities lending arrangement provides that the Funds and SSB will share the net income earned from securities lending activities with each Fund receiving 70% and SSB receiving 30% of the earnings from the investment of cash collateral or any other securities lending income in accordance with the provisions of the securities lending agency agreement. Securities lending income is accrued as earned.

   H) OTHER -- Large Cap Value may invest up to 10% and Small Cap Value may invest up to 15% of its net assets in restricted and other illiquid securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from such sales could differ from the price originally paid by the Funds or the current carrying values, and the difference could be material.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Funds. For its investment advisory services, CSAM is entitled to receive the following fees, computed daily and payable monthly, on each Fund's average daily net assets as follows:

        FUND               ANNUAL RATE
        ----               -----------
        Large Cap Value    0.75% of average daily net assets up to and including $75 million
                           0.50% of average daily net assets in excess of $75 million
        Small Cap Value    0.875% of first $100 million of average daily net assets
                           0.75% of next $100 million of average daily net assets
                           0.625% of average daily net assets over $200 million

   For the six months ended April 30, 2004, investment advisory fees earned for each Fund were as follows:

        FUND                                     GROSS ADVISORY FEE
        ----                                     ------------------
        Large Cap Value                             $  1,018,803
        Small Cap Value                                1,089,388

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and SSB serve as co-administrators to the Funds.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets. For the six months ended April 30, 2004, co-administrative services fees earned by CSAMSI were as follows:

        FUND                                   CO-ADMINISTRATION FEE
        ----                                   ---------------------
        Large Cap Value                              $  185,113
        Small Cap Value                                 144,466

   For its co-administrative services SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio subject to an annual minimum fee.

        AVERAGE DAILY NET ASSETS                       ANNUAL RATE
        ------------------------                       -----------
        First $5 billion                   0.050% of average daily net assets
        Next $5 billion                    0.035% of average daily net assets
        Over $10 billion                   0.020% of average daily net assets

   For the six months ended April 30, 2004, co-administrative services fees earned by SSB (including out-of-pocket fees) were as follows:

        FUND                                   CO-ADMINISTRATION FEE
        ----                                   ---------------------
        Large Cap Value                               $  102,368
        Small Cap Value                                   81,029

   In addition to serving as each Fund's co-administrator, CSAMSI currently serves as distributor of each Fund's shares. Pursuant to distribution plans adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at an annual rate of 0.25% of the average daily net assets of the Common Class of Small Cap Value and Class A shares of each Fund. Prior to November 1, 2003, Common Class shares of Large Cap Value paid such fees at an annual rate of

0.50% of its average daily net assets. Advisor Class shares of Large Cap Value may pay this fee at an annual rate not to exceed 0.75% of such classes average daily assets; such fee is currently calculated at the annual rate of 0.50% of the average daily net assets of such class. For the Class B and Class C shares, the fee is calculated at annual rate of 1.00% of average daily net assets of such classes. Effective November 1, 2003, CSAMSI no longer receives 12b-1 fees on Common Class shares of Large Cap Value.

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Funds, and receive compensation from CSAM. CSAM is then reimbursed by the Funds. For the six months ended April 30, 2004, the Funds reimbursed CSAM the following amounts, which are included in each Fund's transfer agent expense as follows:

        FUND                                     AMOUNT
        ----                                     ------
        Large Cap Value                         $    454
        Small Cap Value                           34,733

   For the six months ended April 30, 2004, CSAMSI and its affiliates advised the Funds that they retained the following amounts from commissions earned on the sale of the Funds' Class A shares:

        FUND                                      AMOUNT
        ----                                      ------
        Large Cap Value                          $ 18,207
        Small Cap Value                            15,998

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Funds to provide certain financial printing and fulfillment services. For the six months ended April 30, 2004, Merrill was paid for its services by the Funds as follows:

        FUND                                     AMOUNT
        ----                                     ------
        Large Cap Value                         $ 7,804
        Small Cap Value                           7,804

NOTE 3. LINE OF CREDIT

   The Funds, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participates in a $75 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with Deutsche Bank, A.G. as administrative agent and syndication agent and SSB as operations agent. Under the terms of the Credit

Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At April 30, 2004, and during the six months ended April 30, 2004, the Funds had no borrowings under the Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended April 30, 2004, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

                                                           U.S. GOVERNMENT
                               INVESTMENTS              AND AGENCY OBLIGATIONS
                        ----------------------------   ------------------------
   PORTFOLIO             PURCHASES         SALES       PURCHASES      SALES
   ---------            ------------   -------------   ---------   ------------
   Large Cap Value      $ 96,858,079   $ 121,976,423   $      --   $  4,253,010
   Small Cap Value        67,984,899      52,522,945          --             --

   At April 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments was as follows:

                                             GROSS           GROSS
                         IDENTIFIED        UNREALIZED      UNREALIZED     NET UNREALIZED
   FUND                     COST          APPRECIATION    DEPRECIATION     APPRECIATION
   ----                 --------------   -------------   --------------   --------------
   Large Cap Value      $  307,435,481   $  68,190,344   $  (7,576,090)   $   60,614,254
   Small Cap Value         247,900,007      82,681,611      (2,800,007)       79,881,604

NOTE 5. CAPITAL SHARE TRANSACTIONS

   Large Cap Value is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $0.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Advisor Class shares, Class A shares, Class B shares and Class C shares. Small Cap Value is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share, of which an unlimited number of shares are classified as Common Class shares, Class A shares, Class B shares and Class C shares. Transactions in capital shares of the Funds were as follows:

                                                           LARGE CAP VALUE
                                   ----------------------------------------------------------------
                                                            COMMON CLASS
                                   ----------------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                     APRIL 30, 2004 (UNAUDITED)            OCTOBER 31, 2003
                                   ----------------------------------------------------------------
                                      SHARES            VALUE           SHARES            VALUE
                                   -------------    -------------    -------------    -------------
Shares sold                                   --    $          --            1,352    $      23,338
Shares issued in reinvestment
  of dividends and distributions           1,137           21,601            4,402           72,572
Shares redeemed                           (5,840)        (113,097)        (148,101)      (2,636,135)
                                   -------------    -------------    -------------    -------------
Net decrease                              (4,703)   $     (91,496)        (142,347)   $  (2,540,225)
                                   =============    =============    =============    =============

                                                           LARGE CAP VALUE
                                   ----------------------------------------------------------------
                                                            ADVISOR CLASS
                                   ----------------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED            FOR THE PERIOD ENDED
                                     APRIL 30, 2004 (UNAUDITED)           OCTOBER 31, 2003(1)
                                   ----------------------------------------------------------------
                                      SHARES            VALUE           SHARES            VALUE
                                   -------------    -------------    -------------    -------------
Shares sold                               48,426    $     945,574           44,498    $     805,443
Shares exchanged due to merger                --               --        1,330,026       23,727,605
Shares issued in reinvestment
  of dividends and distributions          34,939          665,633              293            5,242
Shares redeemed                         (601,323)     (11,882,066)        (181,215)      (3,267,840)
                                   -------------    -------------    -------------    -------------
Net increase (decrease)                 (517,958)   $ (10,270,859)       1,193,602    $  21,270,450
                                   =============    =============    =============    =============

                                                           LARGE CAP VALUE
                                   ----------------------------------------------------------------
                                                               CLASS A
                                   ----------------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                     APRIL 30, 2004 (UNAUDITED)            OCTOBER 31, 2003
                                   ----------------------------------------------------------------
                                      SHARES            VALUE           SHARES            VALUE
                                   -------------    -------------    -------------    -------------
Shares sold                              573,831    $  11,263,372        1,631,978    $  27,951,860
Shares exchanged due to merger                --               --        9,926,435      177,087,492
Shares issued in reinvestment
  of dividends and distributions         468,710        8,931,838          179,017        3,006,863
Shares redeemed                       (1,646,979)     (32,308,799)      (2,149,099)     (37,384,797)
                                   -------------    -------------    -------------    -------------
Net increase (decrease)                 (604,438)   $ (12,113,589)       9,588,331    $ 170,661,418
                                   =============    =============    =============    =============

                                                           LARGE CAP VALUE
                                   ----------------------------------------------------------------
                                                               CLASS B
                                   ----------------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                     APRIL 30, 2004 (UNAUDITED)            OCTOBER 31, 2003
                                   ----------------------------------------------------------------
                                      SHARES           VALUE            SHARES            VALUE
                                   -------------    -------------    -------------    -------------
Shares sold                               42,195    $     818,037          259,948    $   4,319,275
Shares exchanged due to merger                --               --            4,229           74,648
Shares issued in reinvestment
  of dividends and distributions          37,421          701,336           31,262          512,465
Shares redeemed                         (192,611)      (3,728,748)        (386,324)      (6,387,578)
                                   -------------    -------------    -------------    -------------
Net decrease                            (112,995)   $  (2,209,375)         (90,885)   $  (1,481,190)
                                   =============    =============    =============    =============

                                                           LARGE CAP VALUE
                                   ----------------------------------------------------------------
                                                               CLASS C
                                   ----------------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                     APRIL 30, 2004 (UNAUDITED)            OCTOBER 31, 2003
                                   ----------------------------------------------------------------
                                      SHARES           VALUE            SHARES            VALUE
                                   -------------    -------------    -------------    -------------
Shares sold                               41,689    $     808,554           72,255    $   1,220,239
Shares exchanged due to merger                --               --            9,153          160,727
Shares issued in reinvestment
  of dividends and distributions           4,412           82,312            2,638           43,059
Shares redeemed                          (15,621)        (299,277)         (21,597)        (366,597)
                                   -------------    -------------    -------------    -------------
Net increase                              30,480    $     591,589           62,449    $   1,057,428
                                   =============    =============    =============    =============

                                                           SMALL CAP VALUE
                                   ----------------------------------------------------------------
                                                             COMMON CLASS
                                   ----------------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                     APRIL 30, 2004 (UNAUDITED)            OCTOBER 31, 2003
                                   ----------------------------------------------------------------
                                      SHARES           VALUE            SHARES            VALUE
                                   -------------    -------------    -------------    -------------
Shares sold                              222,537    $   4,702,291          870,927    $  15,846,132
Shares issued in reinvestment
  of dividends and distributions         121,963        2,461,214          239,082        4,181,492
Shares redeemed                         (311,519)      (6,540,411)      (1,142,820)     (20,288,729)
                                   -------------    -------------    -------------    -------------
Net increase (decrease)                   32,981    $     623,094          (32,811)   $    (261,105)
                                   =============    =============    =============    =============

                                                           SMALL CAP VALUE
                                   ----------------------------------------------------------------
                                                               CLASS A
                                   ----------------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                     APRIL 30, 2004 (UNAUDITED)            OCTOBER 31, 2003
                                   ----------------------------------------------------------------
                                      SHARES           VALUE            SHARES            VALUE
                                   -------------    -------------    -------------    -------------
Shares sold                            1,491,818    $  31,521,563        2,925,201    $  53,065,536
Shares issued in reinvestment
  of dividends and distributions         461,139        9,342,671          691,170       12,130,136
Shares redeemed                       (1,615,312)     (34,363,474)      (2,374,821)     (42,655,211)
                                   -------------    -------------    -------------    -------------
Net increase                             337,645    $   6,500,760        1,241,550    $  22,540,461
                                   =============    =============    =============    =============

                                                           SMALL CAP VALUE
                                   ----------------------------------------------------------------
                                                               CLASS B
                                   ----------------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                     APRIL 30, 2004 (UNAUDITED)            OCTOBER 31, 2003
                                   ----------------------------------------------------------------
                                      SHARES           VALUE            SHARES            VALUE
                                   -------------    -------------    -------------    -------------
Shares sold                               41,800    $     822,709          209,151    $   3,537,721
Shares issued in reinvestment
  of distributions                        56,846        1,080,090           94,731        1,577,261
Shares redeemed                         (163,065)      (3,243,735)        (233,802)      (3,968,267)
                                   -------------    -------------    -------------    -------------
Net increase (decrease)                  (64,419)   $  (1,340,936)          70,080    $   1,146,715
                                   =============    =============    =============    =============

                                                           SMALL CAP VALUE
                                   ----------------------------------------------------------------
                                                               CLASS C
                                   ----------------------------------------------------------------
                                      FOR THE SIX MONTHS ENDED            FOR THE YEAR ENDED
                                     APRIL 30, 2004 (UNAUDITED)            OCTOBER 31, 2003
                                   ----------------------------------------------------------------
                                      SHARES           VALUE            SHARES            VALUE
                                   -------------    -------------    -------------    -------------
Shares sold                              115,762    $   2,286,788          245,228    $   4,201,650
Shares issued in reinvestment
  of distributions                        17,853          338,141           22,210          368,689
Shares redeemed                          (33,802)        (671,598)         (77,702)      (1,340,778)
                                   -------------    -------------    -------------    -------------
Net increase                              99,813    $   1,953,331          189,736    $   3,229,561
                                   =============    =============    =============    =============

(1) Large Cap Value Advisor Class commenced operations on June 6, 2003.

   On April 30, 2004, the number of shareholders that held 5% or more of the outstanding shares of each class of the Funds were as follows:

                                    NUMBER OF       APPROXIMATE PERCENTAGE
           FUND                   SHAREHOLDERS       OF OUTSTANDING SHARES
           ----                   ------------       ---------------------
           Large Cap Value
            Common Class                3                     38%
            Advisor Class               1                     97%
            Class A                     2                     20%
            Class C                     3                     22%
           Small Cap Value
            Common Class                3                     63%
            Class C                     1                      8%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 6. CONTINGENCIES

   In the normal course of business, the Funds may provide general indemnifications pursuant to certain contracts and organizational documents. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE FUNDS
PRIVACY POLICY NOTICE (UNAUDITED)

                     IMPORTANT PRIVACY CHOICES FOR CONSUMERS

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

   RESTRICT INFORMATION SHARING WITH AFFILIATES: In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates unless you say "No."

   / / No, please do not share personal and financial information with your affiliated companies. [If you check this box, you must send this notice back to us with your name, address and account number to Credit Suisse Funds, 466 Lexington Avenue, New York, New York 10017.]

   We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM-SPONSORED AND-ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 19, 2004.

CREDIT SUISSE FUNDS
PROXY VOTING (UNAUDITED)

   The policies and procedures that each Fund uses to determine how to vote proxies relating to their portfolio securities are available:

   - By calling 1-800-927-2874

   - On the Funds' website, www.csam.com/us

   - On the website of the Securities and Exchange Commission, http://www.sec.gov.

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

                       This page intentionally left blank

P.O. BOX 55030, BOSTON, MA 02205-5030      [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-927-2874 - www.csam.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSVAL-3-0404

ITEM 2. CODE OF ETHICS.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
This item is inapplicable to a semi-annual report on Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
This item is inapplicable to a semi-annual report on Form N-CSR.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS
Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Nominating Committee recommends Board member candidates. Shareholders of the registrant may also submit nominees that will be considered by the Committee. Recommendations should be mailed to the registrant's Secretary, c/o Credit Suisse Asset Management, LLC, 466 Lexington Avenue, New York, NY 10017. Any submission should include at a minimum the following information: the name, age, business address, residence address and principal occupation or employment of such individual; the class, series and number of shares of the registrant that are beneficially owned by such individual; the date such shares were acquired and the investment intent of such acquisition; whether such shareholder believes such individual is, or is not, an "interested person" of the registrant (as defined in the Investment Company Act of 1940) and information regarding such individual that is sufficient, in the Committee's discretion, to make such determination; and all other information relating to such individual that is required to be disclosed in solicitation of proxies for election of directors in an election contest (even if an election contest is not involved) or is otherwise required pursuant to the rules for proxy materials under the Securities Exchange Act of 1934.

ITEM 10. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Not applicable.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

               CREDIT SUISSE CAPITAL FUNDS

               /s/ Joseph D. Gallagher
               -----------------------
               Name:  Joseph D. Gallagher
               Title: Chief Executive Officer
               Date:  July 6, 2004


               Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


               /s/ Joseph D. Gallagher
               -----------------------
               Name:  Joseph D. Gallagher
               Title: Chief Executive Officer
               Date:  July 6, 2004


               /s/ Michael A. Pignataro
               ------------------------
               Name:  Michael A. Pignataro
               Title: Chief Financial Officer
               Date:  July 6, 2004